FEBRUARY 6, 2015

SUPPLEMENT

TO THE HARTFORD DISCIPLINED EQUITY FUND

(A SERIES OF THE HARTFORD

MUTUAL FUNDS, INC.)

PROSPECTUS DATED MARCH 1, 2014

AS LAST SUPPLEMENTED DECEMBER 8, 2014

AND SUMMARY PROSPECTUS

DATED MARCH 1, 2014

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on February 4, 2015, the Board approved the following changes to The Hartford Disciplined Equity Fund (the “Fund”):

•                                          a change in the name of the Fund;

•                                          a reduction in the Fund’s management fee rates;

•                                          a revision of the Fund’s expense reimbursement agreement to reduce the expense caps that apply to each class of the Fund’s shares; and

•                                          the addition of Class I shares and Class R6 shares to the Fund.

These changes are described in further detail below.

1.             The Fund will change its name to Hartford Core Equity Fund effective on or about March 31, 2015.

2.             Effective on or about March 1, 2015, the Fund’s management fee rates will be as follows:

New Management Fee Schedule

Average Net Assets	Annual Rate
First $500 million	0.4500%
Next $500 million	0.3500%
Next $1.5 billion	0.3300%
Next $2.5 billion	0.3250%
Over $5 billion	0.3225%

3.             Effective on or about March 1, 2015, Management will reduce the expense cap for each class of shares of the Fund, such that the proposed new expense caps for each class of shares are as follows: 0.79% (Class A), 1.54% (Class B), 1.54% (Class C), 1.09% (Class R3), 0.79% (Class R4), 0.49% (Class R5), and 0.49% (Class Y).  The caps will remain in effect until February 29, 2016, and will renew automatically for one-year terms thereafter unless Management provides written notice of termination prior to the start of the next term or upon approval of the Board.

4.             Subject to registration of such class of shares with the U.S. Securities and Exchange Commission (“SEC”), it is anticipated that Class I shares of the Fund will be offered to shareholders on or about March 31, 2015 and will not be offered prior to registration with the SEC.  As with Class I shares that are offered by certain other funds within the Hartford fund complex, Class I shares will have the same eligibility provisions, and will not be subject to an administrative services fee, Rule 12b-1 fee, initial sales charge or contingent deferred sales charge.

5.             Subject to registration of such class of shares with the SEC, it is anticipated that Class R6 shares of the Fund will be offered to shareholders on or about March 31, 2015 and will not be offered prior to registration with the SEC.  As with

Class R6 shares that are offered by certain other funds within the Hartford fund complex, Class R6 shares will have the same eligibility provisions, and will not be subject to an administrative services fee, Rule 12b-1 fee, initial sales charge or contingent deferred sales charge.

It is anticipated that the aforementioned changes will be incorporated into the Fund’s prospectus and SAI in connection with the annual update of the Fund’s registration statement on or about February 27, 2015.

This Supplement should be retained with your Prospectus for future reference.

HV-7211	February 2015

FEBRUARY 6, 2015

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

THE HARTFORD BALANCED FUND

THE HARTFORD SMALL/MID CAP EQUITY FUND

(EACH A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

EACH PROSPECTUS DATED MARCH 1, 2014, AS LAST SUPPLEMENTED DECEMBER 8, 2014

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on February 4, 2015, the Board approved the addition of Class I shares to The Hartford Balanced Fund and The Hartford Small/Mid Cap Equity Fund (each, a “Fund” and together, the “Funds”).

Subject to registration of such class of shares with the U.S. Securities and Exchange Commission (“SEC”), it is anticipated that Class I shares of the Funds will be offered to shareholders on or about March 31, 2015 and will not be offered prior to registration with the SEC.  As with Class I shares that are offered by certain other funds within the Hartford fund complex, Class I shares will have the same eligibility provisions, and will not be subject to an administrative services fee, Rule 12b-1 fee, initial sales charge or contingent deferred sales charge.

This supplement should be retained with your Prospectuses for future reference.

HV-7212	February 2015